Common shares - Summary of restricted stock awards (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2019 USD ($) shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, outstanding and non-vested (in shares) | shares	3,359,887
Issuance of restricted stock, net of forfeitures (in shares) | shares	220,250
Number of shares, vested (in shares) | shares	(199,788)
Number of shares, forfeited (in shares) | shares	(2,500)
Number of shares, outstanding and non-vested (in shares) | shares	3,377,849
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 30.05
Weighted average grant date fair value, granted (in USD per share) | $	24.93
Weighted average grant date fair value, vested (in USD per share) | $	77.45
Weighted average grant date fair value, forfeited (in USD per share) | $	48.07
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 26.89